Organization, Description and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Outstanding Common Stock Securities not Included in the Computation of Diluted Net Loss Per Share

The following table summarizes outstanding common stock securities not included in the computation of diluted net loss per common share as their inclusion would be anti-dilutive:

	December 31,
	2020	2019
Common Stock Warrants	1,960,029	83,334
Common Stock Options	2,302,370	1,900,000